Note 10 - Decommissioning Provision - Decommissioning Provision (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Beginning balance at June 30, 2019	$ 136,280	$ 0
Initial recognition		136,280
Effect of movement in foreign exchange rates	(12,340)
Balance at June 30, 2020	$ 123,940	$ 136,280